Administrative expenses	12 Months Ended
Dec. 31, 2023
Profit or loss [abstract]
Administrative expenses
24.	Administrative expenses

(a)	This caption is comprised of the following:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Services received from third parties (b)	1,202,017	1,104,822	909,212
Taxes and contributions	77,202	64,008	44,452
Rental expenses (c) and Note 8(e)	9,643	10,958	11,841

Total	1,288,862	1,179,788	965,505

(b)
Services received from third parties correspond mainly to computer equipment repair and maintenance services, credit card associated expenses, securities transportation services, agency rentals, advertising and public relations, customer loyalty programs, marketing on digital media, telecommunications and professional fees, among others.

(c)	During the years 2023, 2022 and 2021, corresponds to disbursements made for short-term leases and low value assets, see Note 3.4(k).